Loans at amortized cost, etc. (Tables)	12 Months Ended
Dec. 31, 2021
Loans at amortized cost and other assets [Abstract]
Loans at amortized cost and other assets

(a)	Loans at amortized cost for configuration by customer as of December 31, 2020 and 2021 are as follows:

	2020		2021
Retail loans	~~W~~	146,789,916	159,006,999
Corporate loans		179,011,251	199,465,807
Public and other loans		3,734,629	3,468,917
Loans between banks		5,492,400	3,849,565
Credit card receivables		23,759,422	25,999,576

		358,787,618	391,790,864

Discount		(21,948)	(30,001)
Deferred loan origination costs		516,815	543,361

		359,282,485	392,304,224
Less: Allowance for credit loss		(3,060,966)	(3,167,068)

	~~W~~	356,221,519	389,137,156

Changes in loans at amortized cost, etc.

(b)	Changes in carrying value of loans at amortized cost, etc. as of December 31, 2020 and 2021 are as follows:

i)	Loans at amortized cost

	2020
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	126,586,551	7,870,908	415,892	135,591,673	24,661,662	1,001,587	19,419,606	4,124,576	444,235	5,167,393	629,468	16,263	325,929,814
Transfer (from) to 12 months expected credit losses		2,891,847	(2,885,809)	(6,038)	6,009,242	(6,006,226)	(3,016)	351,253	(350,651)	(602)	15,976	(15,976)	—	—
Transfer (from) to lifetime expected credit losses		(3,916,612)	3,944,714	(28,102)	(9,015,428)	9,027,416	(11,988)	(571,971)	572,291	(320)	(85,337)	85,337	—	—
Transfer (from) to credit- impaired financial assets		(189,681)	(157,637)	347,318	(195,863)	(441,969)	637,832	(114,388)	(191,777)	306,165	(3,964)	(37)	4,001	—
Net increase and decrease (*1)		13,457,675	(556,142)	81,131	20,679,401	(1,030,466)	15,944	(115,242)	(202,750)	290,907	3,311,105	(33,596)	2,402	35,900,369
Charge off (*2)		—	—	(254,723)	—	—	(317,514)	—	—	(572,008)	—	—	(2,531)	(1,146,776)
Disposal		(313,150)	(897)	(89,051)	(731,001)	—	(264,913)	—	—	—	—	—	(1,910)	(1,400,922)

Ending balance	~~W~~	138,516,630	8,215,137	466,427	152,338,024	26,210,417	1,057,932	18,969,258	3,951,689	468,377	8,405,173	665,196	18,225	359,282,485

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~ 10,436,407 million, which is written off as of December 31, 2020.
ii)	Due from banks at amortized cost and other financial assets

	2020
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	43,245,002	106,517	45,965	43,397,484
Transfer (from) to 12 month expected credit losses		15,157	(15,123)	(34)	—
Transfer (from) to lifetime expected credit losses		(25,839)	25,848	(9)	—
Transfer (from) to credit- impaired financial assets		(1,628)	(7,342)	8,970	—
Net increase and decrease (*)		8,633,124	(10,001)	30,490	8,653,613
Charge off		—	—	(26,814)	(26,814)
Disposal		—	—	(910)	(910)
Business combination(Note 47)		15,982	—	—	15,982

Ending balance	~~W~~	51,881,798	99,899	57,658	52,039,355

(*)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
i) Loans at amortized cost

	2021
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	138,516,630	8,215,137	466,427	152,338,024	26,210,417	1,057,932	18,969,258	3,951,689	468,377	8,405,173	665,196	18,225	359,282,485
Transfer (from) to 12 months expected credit losses		3,200,712	(3,192,315)	(8,397)	6,566,663	(6,494,160)	(72,503)	390,658	(390,593)	(65)	43,343	(43,343)	—	—
Transfer (from) to lifetime expected credit losses		(3,482,541)	3,516,278	(33,737)	(9,636,590)	9,659,114	(22,524)	(674,961)	675,063	(102)	(94,270)	94,272	(2)	—
Transfer (from) to credit- impaired financial assets		(194,192)	(134,008)	328,200	(230,972)	(322,361)	553,333	(110,704)	(158,036)	268,740	(896)	(2)	898	—
Net increase and decrease (*1)		12,821,174	(255,318)	38,153	20,922,205	(222,364)	(146,801)	2,772,167	88,680	287,576	(1,810,906)	(47,466)	(108)	34,446,992
Charge off (*2)		—	—	(279,789)	—	—	(299,661)	—	—	(566,944)	—	—	(1,218)	(1,147,612)
Disposal		—	(724)	(53,241)	(84,433)	(180)	(139,019)	—	—	—	—	—	(44)	(277,641)

Ending balance	~~W~~	150,861,783	8,149,050	457,616	169,874,897	28,830,466	930,757	21,346,418	4,166,803	457,582	6,542,444	668,657	17,751	392,304,224

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~ 10,613,730 million, which is written off as of December 31, 2021.
ii) Due from banks at amortized cost and other financial assets

	2021
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	51,881,798	99,899	57,658	52,039,355
Transfer (from) to 12 month expected credit losses		13,111	(13,079)	(32)	—
Transfer (from) to lifetime expected credit losses		(29,026)	29,048	(22)	—
Transfer (from) to credit- impaired financial assets		(1,049)	(11,797)	12,846	—
Net increase and decrease (*)		(4,315,675)	580	37,428	(4,277,667)
Charge off		—	—	(27,929)	(27,929)
Disposal		—	(1)	(855)	(856)

Ending balance	~~W~~	47,549,159	104,650	79,094	47,732,903

(*)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.

Changes in allowances for credit loss of loans at amortized cost and other assets

(c)	Changes in allowance for credit loss of loans at amortized cost and other financial assets as of December 31, 2020 and 2021 are as follows:

i)	Loans at amortized cost

	2020
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	133,412	91,025	169,038	419,752	531,286	469,207	173,884	365,248	314,850	7,501	7,481	2,151	2,684,835
Transfer (from) to 12 months expected credit losses		20,082	(19,487)	(595)	67,590	(66,777)	(813)	22,148	(21,591)	(557)	164	(164)	—	—
Transfer (from) to lifetime expected credit losses		(9,077)	18,772	(9,695)	(49,727)	55,512	(5,785)	(11,568)	11,834	(266)	(242)	242	—	—
Transfer (from) to credit- impaired financial assets		(3,247)	(9,010)	12,257	(1,590)	(52,383)	53,973	(901)	(2,041)	2,942	(13)	(9)	22	—
Provision (reversal)		5,253	(5,319)	199,765	149,400	211,341	265,557	103,793	210,592	137,254	4,188	2,048	6,823	1,290,695
Charge off		—	—	(254,723)	—	—	(317,514)	—	—	(572,008)	—	—	(2,531)	(1,146,776)
Amortization of discount		—	—	(5,630)	—	—	(15,151)	—	—	(7,807)	—	—	—	(28,588)
Disposal		(343)	(8)	(18,605)	(726)	—	(24,473)	—	—	—	—	—	(182)	(44,337)
Collection		—	—	85,819	—	—	63,822	—	—	200,234	—	—	134	350,009
Others (*)		2,954	10,075	20,809	(16,085)	(13,896)	(7,579)	(83,448)	(189,589)	232,048	(164)	3	—	(44,872)

Ending balance	~~W~~	149,034	86,048	198,440	568,614	665,083	481,244	203,908	374,453	306,690	11,434	9,601	6,417	3,060,966

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate.
ii)	Due from banks at amortized cost and other financial assets

	2020
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	33,987	7,272	37,590	78,849
Transfer (from) to 12 months expected credit losses		286	(273)	(13)	—
Transfer (from) to lifetime expected credit losses		(259)	264	(5)	—
Transfer (from) to credit- impaired financial assets		(256)	(1,492)	1,748	—
Provision (reversal)		(2,143)	2,650	33,278	33,785
Charge off		—	—	(26,814)	(26,814)
Disposal		(2)	—	(32)	(34)
Collection		—	—	2,166	2,166
Others (*2)		4,078	(140)	1,012	4,950

Ending balance	~~W~~	35,691	8,281	48,930	92,902

(*1)	It includes allowances for expected credit losses of deposits at amortized cost and other financial assets.
(*2)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate.

i)	Loans at amortized cost

	2021
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	149,034	86,048	198,440	568,614	665,083	481,244	203,908	374,453	306,690	11,434	9,601	6,417	3,060,966
Transfer (from) to 12 months expected credit losses		20,528	(19,794)	(734)	85,187	(79,571)	(5,616)	26,178	(26,149)	(29)	200	(200)	—	—
Transfer (from) to lifetime expected credit losses		(9,078)	21,383	(12,305)	(55,055)	63,834	(8,779)	(14,471)	14,548	(77)	(359)	359	—	—
Transfer (from) to credit- impaired financial assets		(3,203)	(7,112)	10,315	(1,830)	(48,468)	50,298	(1,003)	(1,503)	2,506	(7)	—	7	—
Provision (reversal)		10,812	(1,321)	154,260	(68,403)	135,401	263,327	75,981	202,000	137,456	(1,342)	(503)	(598)	907,070
Charge off		—	—	(279,789)	—	—	(299,661)	—	—	(566,944)	—	—	(1,218)	(1,147,612)
Amortization of discount		—	—	(4,651)	—	—	(12,894)	—	—	7,973	—	—	—	(9,572)
Disposal		—	(1)	(13,617)	(6)	—	(14,528)	—	—	—	—	—	(1)	(28,153)
Collection		—	—	103,316	—	—	76,245	—	—	207,631	—	—	887	388,079
Others (*)		5,912	11,209	34,571	1,793	5,973	(9,310)	(85,882)	(162,272)	194,026	269	1	—	(3,710)

Ending balance	~~W~~	174,005	90,412	189,806	530,300	742,252	520,326	204,711	401,077	289,232	10,195	9,258	5,494	3,167,068

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate.
ii)	Due from banks at amortized cost and other financial assets

	2021
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	35,691	8,281	48,930	92,902
Transfer (from) to 12 months expected credit losses		241	(230)	(11)	—
Transfer (from) to lifetime expected credit losses		(284)	288	(4)	—
Transfer (from) to credit- impaired financial assets		(290)	(2,012)	2,302	—
Provision (reversal)		8,555	1,426	42,181	52,162
Charge off		—	—	(27,929)	(27,929)
Disposal		—	—	(40)	(40)
Collection		—	—	2,357	2,357
Others (*2)		139,995	255	2,257	142,507

Ending balance	~~W~~	183,908	8,008	70,043	261,959

(*1)	It includes allowances for expected credit losses of deposits at amortized cost and other financial assets.
(*2)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate.

Changes in deferred loan origination costs
(d)	Changes in deferred loan origination costs for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Beginning balance	~~W~~	534,530	516,815
Loan origination		257,034	255,482
Amortization, etc.		(274,749)	(228,936)

Ending balance	~~W~~	516,815	543,361